1WS CREDIT INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2023 (Unaudited)

		Maturity	Principal	Fair
Description	Rate	Date(a)	Amount	Value
MORTGAGE-BACKED SECURITIES (63.24%)
Residential (38.36%)
ACE Securities Corp. Home Equity Loan Trust, Series 2006-OP2, Class M1(b)(c)	1M US SOFR + 0.49%	08/25/36	$659,404	$463,363
Alternative Loan Trust, Series 2007-21CB, Class 2A2(b)	27.94% - 1M US SOFR	09/25/37	34,562	30,207
Alternative Loan Trust, Series 2007-21CB, Class 2A3(b)	1M US SOFR + 0.61%	09/25/37	1,019,282	334,834
Alternative Loan Trust, Series 2007-21CB, Class 2A4(b)(d)	5.49% - 1M US SOFR	09/25/37	942,181	82,441
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M4(b)	1M US SOFR + 0.95%	03/25/36	706,173	693,603
APS Resecuritization Trust, Series 2014-1, Class 1M(b)(e)	N/A	08/28/54	2,282,887	536,935
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1(b)(c)	1M US SOFR + 0.80%	01/25/36	525,490	430,533
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE3, Class M1(b)	1M US SOFR + 0.56%	03/25/36	633,393	506,778
Atlas Funding PLC, Series 2023-1, Class F(b)	N/A	01/25/61	£402,000	527,360
Banc of America Funding, Series 2007-5, Class CA8(b)(d)	5.35% - 1M US L	07/25/37	$2,422,530	193,560
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A2(b)(c)	1M US SOFR + 0.61%	07/25/36	276,698	305,503
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A2(b)(c)	1M US SOFR + 0.34%	01/25/37	791,566	742,726
Bellemeade Re, Ltd., Series 2021-1A, Class M2(b)(c)(e)	30D US SOFR + 4.85%	03/25/31	797,000	824,975
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1(b)	1M US SOFR + 0.61%	02/25/37	669,878	437,765
Castell PLC, Series 2023-1, Class G(b)	N/A	05/25/55	£399,000	513,696
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2(b)(c)(e)	1M US SOFR + 1.86%	10/25/37	$807,000	677,880
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B1(b)(c)(e)	30D US SOFR + 5.25%	03/25/42	500,000	528,750
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B1(b)(c)(e)	30D US SOFR + 4.50%	04/25/42	338,000	351,892
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1B1(b)(c)(e)	30D US SOFR + 5.55%	01/25/43	500,000	535,300
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2B1(b)(c)(e)	30D US SOFR + 6.35%	04/25/43	500,000	548,750
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1B1(b)(e)	30D US SOFR + 3.90%	07/25/43	1,201,000	1,231,745
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A17	5.50%	12/25/35	156,101	99,046
CWABS Asset-Backed Certificates Trust, Series 2005-2, Class M6(b)(c)	1M US L + 2.03%	08/25/35	530,528	471,905
CWABS Asset-Backed Certificates Trust 2006-11, Series 2006-12, Class M1(b)	1M US SOFR + 0.56%	12/25/36	657,289	557,249
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 2A2(b)	1M US SOFR + 0.75%	08/25/47	883,996	614,996
Dilosk RMBS, Series 2023-7, Class X1(b)	3M EUR L + 2.26%	10/20/62	€446,000	491,605
Domi BV, Series 2020-1, Class F(b)(c)	3M EUR L + 6.50%	04/15/52	500,000	542,551
Domi BV, Series 2020-1, Class X2(b)(c)	3M EUR L + 6.75%	04/15/52	500,000	540,407
Domi BV, Series 2021-1, Class E(b)	3M EUR L + 6.50%	06/15/53	704,000	714,836
Domi BV, Series 2021-1, Class X2(b)	3M EUR L + 6.50%	06/15/53	411,000	444,802
Eagle RE, Ltd., Series 2021-1, Class M2(b)(c)(e)	30D US SOFR + 4.45%	10/25/33	$1,140,000	1,192,668
Eurosail-UK 2007-5np PLC, Series 2007-5X, Class B1C(b)	SONIA IR + 2.14%	09/13/45	£424,209	496,011
Fieldstone Mortgage Investment Trust, Series 2005-3, Class M2(b)	1M US SOFR + 0.79%	02/25/36	$1,626,000	463,410
Finance Ireland Rmbs, Series 3, Class F(b)	3M EUR L + 4.23%	06/24/61	€420,000	452,880
Finsbury Square 2021-2 PLC, Series 2021-2X, Class G(b)	3M SONIA IR + 5.25%	12/16/71	£371,000	446,556
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M3(b)(c)	1M US SOFR + 0.86%	11/25/36	$1,963,605	1,245,515
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2(b)	1M US SOFR + 0.71%	01/25/36	538,957	474,013
Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2(b)(e)	30D US SOFR + 10.11%	07/25/50	499,000	634,179
Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B2(b)(e)	30D US SOFR + 9.51%	09/25/50	439,000	545,677
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M2(b)(c)(e)	30D US SOFR + 3.75%	02/25/42	234,000	240,599
Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class B1(b)(c)(e)	30D US SOFR + 5.65%	04/25/42	563,000	593,289
Freddie Mac STACR REMIC Trust, Series 2022-DNA6, Class M2(b)(c)(e)	30D US SOFR + 5.75%	09/25/42	450,000	492,255

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M2(b)(c)(e)	30D US SOFR + 5.50%	05/25/43	$500,000	$535,650
Freddie Mac STACR Trust, Series 2019-DNA3, Class B2(b)(e)	30D US SOFR + 8.26%	07/25/49	469,000	520,965
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class B1(b)(c)(e)	30D US SOFR + 7.60%	04/25/43	955,000	1,032,737
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M2(b)(c)(e)	30D US SOFR + 5.70%	04/25/43	830,000	904,036
Fremont Home Loan Trust, Series 2004-C, Class M3(b)	1M US L + 1.73%	08/25/34	170	771
FT Rmbs Miravet, Series 2023-1, Class E(b)(c)	3M EUR L + 3.00%	11/26/66	€600,000	559,824
FT Rmbs Miravet, Series 2023-1, Class F(b)(c)	3M EUR L + 4.00%	11/26/66	600,000	540,297
GSAA Home Equity Trust, Series 2007-8, Class A4(b)	1M US SOFR + 1.31%	08/25/37	$547,743	279,020
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2005-D, Class M2(b)	1M US SOFR + 0.82%	03/25/36	458,653	298,996
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-A, Class M1(b)(c)	1M US SOFR + 0.71%	03/25/36	788,430	544,805
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-C, Class M1(b)(c)	1M US SOFR + 0.55%	08/25/36	543,588	596,588
Home RE, Ltd., Series 2021-1, Class B1(b)(e)	1M US L + 3.65%	07/25/33	521,000	516,676
Home RE, Ltd., Series 2022-1, Class M1C(b)(c)(e)	30D US SOFR + 5.50%	10/25/34	1,064,000	1,091,983
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M7(b)	1M US L + 2.48%	12/25/35	231,119	192,961
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M3(b)	1M US L + 0.56%	02/25/36	883,861	584,497
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2(b)(c)	1M US SOFR + 0.59%	07/25/36	1,093,063	1,034,147
Lansdowne Mortgage Securities No 1 PLC, Series 2006-1, Class M2(b)(c)	3M EUR L + 0.84%	06/15/45	€500,000	365,915
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)(c)	1M US SOFR + 0.71%	01/25/37	$703,277	402,767
Lehman Mortgage Trust, Series 2007-5, Class 6A1(b)	1M US SOFR + 0.43%	10/25/36	705,916	326,486
Miravet Sarl - Compartment, Series 2019-1, Class E(b)(c)	3M EUR L + 3.00%	05/26/65	€500,000	510,445
Miravet Sarl - Compartment, Series 2020-1, Class E(b)(c)	3M EUR L + 4.00%	05/26/65	1,000,000	1,042,441
Nationstar Home Equity Loan Trust, Series 2007-B, Class M2(b)(c)	1M US SOFR + 0.58%	04/25/37	$1,151,072	1,130,698
Newgate Funding PLC, Series 2007-1X, Class DB(b)	3M EUR L + 0.75%	12/01/50	€584,710	512,577
Oaktown Re VII, Ltd., Series 2021-2, Class M1B(b)(c)(e)	30D US SOFR + 2.90%	04/25/34	$562,000	551,603
Ownit Mortgage Loan Trust, Series 2005-4, Class M1(b)(c)	1M US L + 0.83%	08/25/36	1,026,471	863,878
Parkmore Point RMBS 2022-1 PLC, Series 2022-1X, Class D(b)(c)	SONIA IR + 3.50%	07/25/45	£440,000	541,975
Pierpont Btl PLC, Series 2023-1, Class X(b)	N/A	09/21/54	398,000	512,000
Polaris PLC, Series 2022-1, Class X2(b)	3M SONIA IR + 5.89%	10/23/59	196,323	253,514
Polaris PLC, Series 2022-2, Class E(b)	SONIA IR + 5.75%	05/23/59	795,579	993,338
Polaris PLC, Series 2023-1, Class F(b)	SONIA IR + 8.25%	02/23/61	403,000	518,897
Popular ABS Mortgage Pass-Through Trust, Series 2005-5, Class MF1(f)	3.46%	11/25/35	$400,119	265,719
Popular ABS Mortgage Pass-Through Trust, Series 2005-D, Class M1(c)(f)	3.54%	01/25/36	390,130	309,178
Portman Square 2023-NPL1 DAC, Series 2023-NPL1X, Class B(b)	3M EUR L + 4.00%	07/25/63	€482,000	491,327
Residential Accredit Loans, Inc., Series 2006-Q05, Class 1A2(b)(c)	1M US L + 0.19%	05/25/46	$886,886	928,037
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A16(b)(c)	1M US SOFR + 0.76%	07/25/36	443,279	319,427
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A5(b)(c)	1M US SOFR + 0.81%	07/25/36	653,514	471,511
Residential Asset Securitization Trust, Series 2005-A15, Class 2A10(b)	1M US SOFR + 0.56%	02/25/36	1,379,081	429,722
Residential Mortgage Securities 32 PLC, Series 2020-32X, Class F1(b)(c)	3M SONIA IR + 6.50%	06/20/70	£500,000	649,055
Soundview Home Loan Trust, Series 2005-OPT4, Class M2(b)(c)	1M US L + 0.83%	12/25/35	$1,744,590	1,358,164
Soundview Home Loan Trust, Series 2006-OPT2, Class M1(b)	1M US SOFR + 0.56%	05/25/36	626,447	458,872
Stratton Mortgage Funding, Series 2021-2X, Class X(c)	3M SONIA IR + 4.00%	07/20/60	£219,014	281,241
Structured Asset Investment Loan Trust, Series 2005-8, Class M2(b)(c)	1M US SOFR + 0.86%	10/25/35	$1,000,180	788,942
Structured Asset Investment Loan Trust, Series 2005-9, Class M2(b)(c)	1M US L + 0.68%	11/25/35	1,290,248	1,055,680
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A4(b)(c)	1M US SOFR + 0.42%	09/25/36	1,907,568	1,014,445
SYON, Series 2020-2, Class E	6.27%	12/17/27	£1,003,656	1,300,151
Together Asset Backed Securitisation 2023-1st1 PLC, Series 2023-1ST1X, Class X(b)	N/A	01/20/67	395,000	508,090
Twin Bridges PLC, Series 2021-1, Class X2(b)	3M SONIA IR + 5.00%	03/12/55	222,986	286,942
Twin Bridges PLC, Series 2021-2, Class X2(b)	SONIA IR + 4.40%	09/12/55	439,531	558,713
Twin Bridges PLC, Series 2022-1, Class X2	3M SONIA IR + 5.00%	12/01/55	377,000	473,083
Twin Bridges PLC, Series 2022-2, Class E(b)	SONIA IR + 5.50%	06/12/55	241,000	301,463

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Uropa Securities PLC, Series 2007-1, Class B1A(b)	SONIA IR + 1.47%	10/10/40	£552,555	$608,001
Uropa Securities PLC, Series 2007-1, Class B1B(b)	3M EUR L + 1.35%	10/10/40	€535,791	504,274
Uropa Securities PLC, Series 2007-1, Class B2A(b)	SONIA IR + 4.12%	10/10/40	£451,328	510,402
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1C(b)	12M US FED + 1.00%	02/25/46	$318,900	348,908
Total Residential Mortgage Backed Securities				$54,234,879

Commercial (24.88%)
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E(b)(c)(e)	1M US SOFR + 3.70%	06/15/35	1,000,000	948,500
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class F(b)(e)	1M US SOFR + 4.30%	06/15/35	1,194,000	1,113,285
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class F(b)(c)(e)	1M US SOFR + 5.11%	09/15/38	2,500,000	2,171,000
BBCMS Mortgage Trust, Series 2021-AGW, Class F(b)(c)(e)	1M US SOFR + 4.11%	06/15/36	2,000,000	1,645,800
BFLD, Series 2019-DPLO, Class E(b)(c)(e)	1M US SOFR + 2.35%	10/15/34	2,000,000	1,978,600
BFLD Trust, Series 2021-FPM, Class D(b)(c)(e)	1M US SOFR + 4.76%	06/15/38	500,000	472,400
BFLD Trust, Series 2021-FPM, Class E(b)(c)(e)	1M US SOFR + 5.76%	06/15/38	533,000	503,792
BHMS, Series 2018-ATLS, Class D(b)(e)	1M US SOFR + 2.30%	07/15/35	2,168,000	2,008,002
BPR Trust, Series 2021-WILL, Class C(b)(c)(e)	1M US SOFR + 4.11%	06/15/38	500,000	479,000
BPR Trust, Series 2021-WILL, Class E(b)(c)(e)	1M US SOFR + 6.86%	06/15/38	500,000	474,050
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class D(b)(c)(e)	5.09%	11/10/23	2,000,000	1,934,800
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class E(c)(e)	3.30%	10/10/24	564,000	353,910
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class E(b)(c)(e)	4.94%	05/10/26	1,364,000	1,065,966
COMM 2014-CCRE18 Mortgage Trust, Series 2014-CR18, Class E(c)(e)	3.60%	07/15/47	1,000,000	834,100
COMM Mortgage Trust, Series 2019-521F, Class A(b)(e)	1M US SOFR + 1.05%	06/15/34	650,000	580,840
CSMC, Series 2020-FACT, Class D(b)(c)(e)	1M US SOFR + 3.82%	10/15/37	500,000	465,900
CSMC, Series 2020-FACT, Class E(b)(c)(e)	1M US SOFR + 4.98%	10/15/37	534,000	488,023
Great Wolf Trust, Series 2019-WOLF, Class E(b)(e)	1M US SOFR + 2.85%	12/15/24	526,000	513,955
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G(b)(e)	1M US SOFR + 4.11%	12/15/36	839,000	769,698
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class C(b)(c)(e)	1M US SOFR + 2.11%	05/15/26	567,000	471,631
HPLY Trust, Series 2019-HIT, Class F(b)(c)(e)	1M US SOFR + 3.26%	11/15/36	880,535	856,144
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class E(b)(e)	PRIME + 0.96%	10/15/32	134,545	135,675
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class D(b)(e)	1M US SOFR + 2.21%	09/15/29	500,000	427,400
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class F(e)	3.59%	11/15/45	1,098,000	940,217
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class E(b)(c)(e)	5.06%	02/15/47	682,000	644,353
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class F(c)(e)	3.71%	02/15/47	500,000	453,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class E(b)(c)(e)	4.52%	10/15/48	660,000	505,494
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class G(b)(c)(e)	4.52%	10/15/48	1,447,289	689,778
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class E(b)(e)	1M US SOFR + 3.32%	11/15/34	580,000	543,286
Morgan Stanley Capital I Trust, Series 2018-H3, Class D(c)(e)	3.00%	07/15/51	1,000,000	653,600
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class C(b)(c)(e)	4.25%	08/15/36	679,000	570,156
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D(b)(c)(e)	4.40%	08/15/36	378,000	296,012
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)(e)	1M US SOFR + 5.00%	02/15/39	927,725	853,321
SMR Mortgage Trust, Series 2022-IND, Class F(b)(c)(e)	1M US SOFR + 6.00%	02/15/39	467,573	422,032
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class C(b)(e)	1M US SOFR + 3.78%	05/15/37	500,000	485,800
TYLERPREF(g)	13.50%	12/29/25	2,046,443	2,046,443
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class E(c)(e)	3.15%	09/15/57	1,311,000	1,005,799

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class F(c)(e)	3.15%	09/15/57	$489,500	$361,741
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class G(c)(e)	3.15%	09/15/57	814,500	574,467
Wells Fargo Commercial Mortgage Trust, Series 2022-ONL, Class E(b)(c)(e)	4.93%	12/15/39	536,000	423,654
Wells Fargo Commercial Mortgage Trust, Series 2022-ONL, Class F(b)(c)(e)	4.93%	12/15/39	559,000	437,250
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class E(b)(c)(e)	4.06%	03/15/45	542,000	353,059
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class E(c)(e)	3.50%	12/15/46	249,000	230,150
Wilmot Plaza Mezz Loan, Class F(g)	11.15%	10/01/31	2,000,000	2,000,000
Total Commercial Mortgage Backed Securities				$35,182,083

TOTAL MORTGAGE-BACKED SECURITIES (Cost $91,122,595)				$89,416,962

ASSET-BACKED SECURITIES (48.60%)
ACM Auto Trust 2023-1, Series 2023-1A, Class D(c)(e)	12.58%	01/22/30	1,808,000	1,822,645
ACM Auto Trust 2023-2, Series 2023-2A, Class B(c)(e)	9.85%	06/20/30	1,654,000	1,673,683
Ares Lusitani-STC SA / Pelican Finance 2, Series 2021-2, Class E(b)	6.40%	01/25/35	€226,694	225,897
Auto Abs Spanish Loans Fondo Titulizacion, Series 2022-1, Class D(b)	1M EUR L + 4.25%	02/28/32	786,001	847,446
Autonoria Spain 2021 FT, Series 2021-SP, Class G(b)	5.25%	01/31/39	459,165	448,664
Autonoria Spain 2022 FT, Series 2022-SP, Class E(b)	1M EUR L + 7.00%	01/29/40	456,383	511,129
Azure Finance NO 2 PLC, Series 2020-2, Class F(b)	SONIA IR + 7.00%	07/20/30	£633,000	792,296
BL Consumer Credit 2021, Series 2021-1, Class E(b)(c)	1M EUR L + 2.85%	09/25/38	€482,000	519,309
BL Consumer Credit 2021, Series 2021-1, Class G	5.80%	09/25/38	561,000	571,363
Brignole Co. 2021 SRL, Series 2021-2021, Class F(b)	1M EUR L + 5.90%	07/24/36	424,000	453,370
CarNow Auto Receivables Trust 2023-1, Series 2023-1A, Class E(e)	12.04%	01/16/26	$423,000	427,822
CFG Investments, Ltd., Series 2023-1, Class A(c)(e)	8.56%	07/25/34	1,555,000	1,564,330
Conn's Receivables Funding LLC, Series 2022-A, Class B(c)(e)	9.52%	06/15/24	644,440	647,726
Conn's Receivables Funding LLC, Series 2022-A, Class C(e)	N/A	06/15/24	665,000	554,145
CPS Auto Receivables Trust, Series 2022-C, Class E(e)	9.08%	09/15/26	700,000	708,680
CPS Auto Receivables Trust, Series 2022-D, Class E(c)(e)	12.12%	11/16/26	1,156,000	1,217,384
CPS Auto Receivables Trust, Series 2023-A, Class E(c)(e)	10.59%	02/16/27	1,400,000	1,445,220
Credito Real USA Auto Receivables Trust 2021-1, Series 2021-1A, Class C(e)	4.37%	06/17/24	1,108,000	1,000,746
Dowson PLC, Series 2021-1, Class F(b)	1M SONIA IR + 6.45%	03/20/28	£463,000	593,538
Dowson PLC, Series 2021-2, Class F(b)	SONIA IR + 5.30%	10/20/28	561,000	685,402
Dowson PLC, Series 2022-1, Class E(b)	SONIA IR + 4.80%	01/20/29	381,000	482,453
Dowson PLC, Series 2022-2, Class E(b)	SONIA IR + 8.00%	08/20/29	651,000	844,401
E-Carat 11 PLC, Series 2020-11, Class G(c)	1M SONIA IR + 5.00%	05/18/28	69,771	88,368
Exeter Automobile Receivables Trust 2022-4, Series 2022-4A, Class E(c)(e)	8.23%	03/15/30	$2,629,000	2,503,334
Exeter Automobile Receivables Trust 2022-5, Series 2022-5A, Class E(c)(e)	10.45%	06/15/27	1,989,000	2,009,288
Exeter Automobile Receivables Trust 2023-1, Series 2023-1A, Class E(c)(e)	12.07%	10/15/27	892,000	947,304
Exeter Automobile Receivables Trust 2023-2, Series 2023-2A, Class E(e)	9.75%	11/15/30	840,000	843,696
FCT Autonoria DE 2023, Series 2023-DE, Class F(b)	1M EUR L + 7.50%	01/26/43	€500,000	551,402
FCT Autonoria DE 2023, Series 2023-DE, Class G(b)	1M EUR L + 10.50%	01/26/43	500,000	550,522
FCT Noria 2021, Series 2021-1, Class F(b)	1M EUR L + 3.70%	10/25/49	493,356	517,767
FCT Noria 2021, Series 2021-1, Class G	5.95%	10/25/49	863,374	871,917
FCT Pixel 2021, Series 2021-1, Class G	5.50%	02/25/38	304,447	309,301
Flagship Credit Auto Trust, Series 2021-1, Class R(e)(g)	N/A(h)	04/17/28	$2,740	345,309
Flagship Credit Auto Trust, Series 2022-2, Class E(c)(e)	8.20%	12/15/26	926,000	868,403
Flagship Credit Auto Trust, Series 2022-4, Class E(e)	12.66%	06/15/27	1,016,000	1,099,007
Fortuna Consumer Loan ABS 2021 DAC, Series 2021-2021, Class E(b)	1M EUR L + 3.50%	10/18/30	€500,000	539,417
FTA Santander Consumer Spain Auto, Series 2022-1, Class E(b)	3M EUR L + 12.00%	09/20/38	500,000	552,611
FTA Santander Consumo 4, Series 2021-4, Class E	4.90%	09/18/32	367,606	375,003
FTA Santander Consumo 4, Series 2021-4, Class F	6.50%	09/18/32	50,000	55,025

Description	Rate	Maturity Date(a)		Principal Amount	Fair Value
ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Issuer Trust 2019-1, Series 2019-1A, Class CERT(e)(g)	N/A(h)	12/15/25		$1,645	$139,941
GLS Auto Receivables Issuer Trust 2019-2, Series 2019-2A, Class R(e)(g)	N/A(h)	02/17/26		1,091	141,239
GLS Auto Receivables Issuer Trust 2019-3, Series 2019-3A, Class R(e)(g)	N/A(h)	08/15/23		882	131,532
GLS Auto Receivables Issuer Trust 2019-4, Series 2019-4A, Class R(e)(g)	N/A(h)	08/17/26		941	137,583
Golden Bar Securitisation Srl, Series 2019-1, Class C	8.25%	07/20/39		€469,359	490,311
Golden Bar Securitisation Srl, Series 2021-1, Class E(c)	2.75%	09/22/41		434,959	432,854
Hertz Vehicle Financing LLC, Series 2021-1A, Class D(c)(e)	3.98%	12/26/25		$5,000,000	4,699,500
KeyCorp Student Loan Trust, Series 2006-A, Class 2C(b)(c)	3M US L + 1.15%	03/27/42		2,000,000	1,602,600
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C(e)	8.45%	10/15/29		517,000	433,143
Marlette Funding Trust 2021-2, Series 2021-2A, Class R(e)(g)	N/A(h)	09/15/31		1,686	119,498
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B(c)(e)	9.59%	09/20/27		500,000	501,800
Metro Finance , Series 2023-1, Class E(b)	1M BBSW + 7.00%	02/18/29	AUD	740,000	498,102
Metro Finance , Series 2023-1, Class F(b)	1M BBSW + 8.75%	02/18/29		480,000	323,093
National Collegiate Student Loan Trust, Series 2005-3, Class B(b)(c)	1M US L + 0.50%	07/27/37		$2,547,000	1,898,024
Navient Private Education Refi Loan Trust 2021-B, Series 2021-BA, Class R(e)(g)	N/A(h)	07/15/69		830	385,265
Navient Private Education Refi Loan Trust 2021-B, Series 2021-BA,Class R(e)(g)	N/A(h)	07/15/69		2,865	1,329,859
Newday Funding Master Issuer PLC - Series 2021-1, Series 2021-1X, Class E(b)	SONIA IR + 4.05%	03/15/29		£452,000	568,473
NOW Trust, Series 2021-1, Class F(b)	1M BBSW + 6.40%	06/14/29	AUD	331,072	222,047
Pagaya AI Debt Selection Trust, Series 2020-3, Class CERT(b)(d)(e)(g)	N/A(h)	05/17/27		$510,470	58,403
Pagaya AI Debt Selection Trust, Series 2021-1, Class C(e)	4.09%	11/15/27		630,740	553,664
Pagaya AI Debt Trust, Series 2023-1, Class B(c)(e)	9.44%	07/15/30		677,906	691,057
Pagaya AI Debt Trust, Series 2023-3, Class B(e)	9.57%	12/16/30		500,000	508,150
Pagaya AI Debt Trust, Series 2023-5, Class C(c)(e)	9.10%	04/15/31		265,000	268,498
Pavillion Point of Sale 2021-1, Ltd., Series 2022-1, Class F(b)	SONIA IR + 4.30%	12/30/31		£394,000	496,235
PBD Germany Auto Lease Master SA - Compartment 2021-1, Series 2021-GE2, Class E(b)(c)	1M EUR L + 3.50%	11/26/30		€547,865	588,224
PBD Germany Auto Lease Master SA - Compartment 2021-1, Series 2021-GE2, Class F(b)	1M EUR L + 4.50%	11/26/30		273,932	293,480
PBD Germany Auto Lease Master SA - Compartment 2021-1, Series 2021-GE2, Class G	6.50%	11/26/30		160,000	171,769
Prestige Auto Receivables Trust 2023-1, Series 2023-1A, Class E(e)	9.88%	05/15/30		$1,086,000	1,081,330
Reach ABS Trust 2023-1, Series 2023-1A, Class D(e)	12.27%	02/18/31		2,000,000	2,011,600
Reach Financial LLC(g)(i)	9.00%	12/31/49		369,897	369,897
Research-Driven Pagaya Motor Asset Trust VII, Series 2022-3A, Class C(c)(e)	10.04%	11/25/30		999,675	988,579
SAFCO Mezz WH 2021(g)(i)	9.00%	06/17/26		1,025,681	1,025,681
Satus PLC, Series 2021-1, Class F(b)	1M SONIA IR + 5.40%	08/17/28		£600,000	736,053
SC Germany SA Compartment Consumer, Series 2020-1, Class F(b)	1M EUR L + 5.30%	11/14/34		€417,072	447,200
SCF Rahoituspalvelut X DAC, Series 2021-10, Class D	5.35%	10/25/31		400,000	399,692
SoFi Professional Loan Program, Series 2020-A, Class R1(e)(g)	N/A(h)	05/15/46		$14,661	329,790
Sofi Professional Loan Program , Series 2018-D, Class R1(e)(g)	N/A(h)	02/25/48		27,236	191,360
SoFi Professional Loan Program , Series 2020-B, Class R1(e)(g)	N/A(h)	05/15/46		10,000	361,977
SoFi Professional Loan Program , Series 2021-A, Class R1(e)(g)	N/A(h)	08/17/43		35,142	502,974
SoFi Professional Loan Program , Series 2021-B, Class R1(e)(g)	N/A(h)	02/15/47		14,625	639,460
SoFi Professional Loan Program LLC, Series 2017-D, Class R1(e)(g)	N/A(h)	09/25/40		16,181	177,800
SoFi Professional Loan Program LLC, Series 2019-A, Class R1(e)(g)	N/A(h)	06/15/48		32,016	245,667
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No 5, Series 2020-5, Class D	7.25%	02/25/35		€349,367	355,436
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, Series 2021-2, Class F(b)	1M EUR L + 5.49%	09/20/38		313,935	323,496
Theorem Funding Trust 2022-1, Series 2022-1A, Class B(e)	3.10%	02/15/28		$507,000	483,120
Theorem Funding Trust 2022-3, Series 2022-3A, Class B(c)(e)	8.95%	04/15/29		247,000	253,718
United Auto Credit Securitization Trust, Series 2022-1, Class E(c)(e)	5.00%	11/10/28		1,512,000	1,396,029

Description	Rate	Maturity Date(a)		Principal Amount	Fair Value
ASSET-BACKED SECURITIES (continued)
United Auto Credit Securitization Trust, Series 2022-2, Class E(c)(e)	10.00%	04/10/29		$475,000	$451,250
United Auto Credit Securitization Trust, Series 2023-1, Class E(c)(e)	10.98%	09/10/29		529,000	536,089
Upstart Pass-Through Trust, Series 2020-ST2, Class CERT(e)(g)	N/A(h)	03/20/28		5,000,000	516,395
Upstart Pass-Through Trust, Series 2020-ST4, Class CERT(e)(g)	N/A(h)	11/20/26		1,000,000	183,838
Upstart Pass-Through Trust, Series 2021-ST10, Class CERT(e)(g)	N/A(h)	01/20/30		300,000	104,695
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT(e)(g)	N/A(h)	03/20/30		539,000	180,624
Upstart Pass-Through Trust Series, Series 2022-ST2, Class CERT(e)(g)	N/A(h)	04/20/30		500,000	145,425
Upstart Securitization Trust, Series 2022-1, Class C(e)	5.71%	03/20/32		500,000	383,450
Upstart Securitization Trust, Series 2023-1, Class C(e)	11.10%	02/20/33		1,251,000	1,223,228
Upstart Securitization Trust, Series 2023-2, Class C(e)	11.87%	06/20/33		1,119,000	1,116,314
Upstart Structured Pass-Through Trust, Series 2022-1A, Class CERT(e)(g)	N/A(h)	04/15/30		608	375,185
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B(c)(e)	8.54%	11/15/30		502,000	508,175
USASF Receivables LLC, Series 2021-1A, Class D(e)	4.36%	03/15/27		1,125,000	954,787
Veros Auto Receivables Trust, Series 2023-1, Class C(e)	8.32%	11/15/28		305,000	303,384
Zip Master Trust, Series 2021-1, Class D(b)	1M BBSW + 3.70%	04/10/33	AUD	500,000	330,745
Zip Master Trust, Series 2021-1, Class E(b)	1M BBSW + 5.70%	04/10/33		500,000	332,156

TOTAL ASSET-BACKED SECURITIES (Cost $74,481,645)					$68,716,266

COLLATERALIZED LOAN OBLIGATIONS (5.33%)(b)
Bain Capital Credit CLO 2020-1, Series 2020-1A, Class E(c)(e)	3M US SOFR + 8.51%	04/18/33		$522,000	$513,178
Bain Capital Credit CLO 2020-5, Ltd., Series 2020-5A, Class E(c)(e)	3M US SOFR + 7.16%	01/20/32		250,000	241,325
Buttermilk Park CLO, Ltd., Series 2018-1A, Class INC(e)(g)	N/A(h)	10/15/31		871,000	278,720
Flatiron Clo 17, Ltd., Series 2021-1A, Class DR(c)(e)	3M US L + 3.05%	05/15/30		512,000	503,347
Generate CLO 2, Ltd., Series 2017-3A, Class ER(c)(e)	3M US L + 6.40%	10/20/29		250,000	246,625
Golub Capital Partners Short Duration 2022-1, Series 2022-1A, Class C(e)	3M US SOFR + 4.60%	10/25/31		310,000	312,542
KKR CLO 43, Ltd., Series 2022-43A, Class E(e)	3M US SOFR + 8.53%	07/15/34		499,000	501,245
OHA Loan Funding 2015-1, Ltd., Series 2021-1A, Class ER3(c)(e)	3M US SOFR + 6.91%	01/19/37		541,000	518,224
RR 2, Ltd., Series 2017-2A, Class SUB(e)(g)	N/A(h)	10/15/17		1,426,000	926,900
Shackleton CLO, Ltd., Series 2017-8A, Class ER(e)	3M US SOFR + 5.60%	10/20/27		1,000,000	958,100
Signal Peak CLO 6, Ltd., Series 2018-6A, Class SUB(e)(g)(g)	N/A(h)	07/28/31		1,449,000	449,190
Symphony CLO XVII, Ltd., Series 2018-17A, Class ER(c)	3M US SOFR + 5.81%	04/15/28		1,305,560	1,292,766
Taberna Preferred Funding II, Ltd., Series 2005-2A, Class B(e)	3M US L + 0.90%	11/05/35		529,000	95,220
Taberna Preferred Funding, Ltd., Series 2005-3X, Class B1(e)(j)	3M US L + 0.80%	02/05/36		706,000	183,560
TICP CLO IX, Ltd., Series 2018-9A, Class E(c)(e)	3M US SOFR + 5.87%	01/20/31		563,768	517,370

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,318,202)					$7,538,312

	Shares	Fair Value

PREFERRED STOCKS (0.40%)(b)(k)
New York Mortgage Trust, Inc., Series D	8,071	$171,630
New York Mortgage Trust, Inc., Series E	17,808	392,845

TOTAL PREFERRED STOCKS (Cost $482,862)		$564,475

	7-Day Yield	Shares	Fair Value
MONEY MARKET FUNDS (17.98%)
BlackRock Liquidity Funds T-Fund	5.12%	22,879,703	$22,879,703
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5.12%	1,625,112	1,625,112
BNY Mellon U.S. Treasury Fund, Institutional Class	5.08%	916,601	916,601

TOTAL MONEY MARKET FUNDS (Cost $25,421,416)			$25,421,416

Fair Value
TOTAL INVESTMENTS (135.55%) (Cost $199,826,720)	$191,657,431

Liabilities in Excess of Other Assets (-35.55%)(l)	(50,269,040)
NET ASSETS (100.00%)	$141,388,391

Percentages above are stated as a percentage of net assets as of July 31, 2023

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
EURIBOR - Euro Interbank Offered Rate
SONIA IR - Sterling Over Night Index Average
BBSW - Bank Bill Swap Rate
SOFR - Secured Overnight Financing Rate

Reference Rates:
1M EUR L - 1 Month EURIBOR as of July 31, 2023 was 3.58%
3M EUR L - 3 Month EURIBOR as of July 31, 2023 was 3.72%
1M US L - 1 Month USD LIBOR as of July 31, 2023 was 5.43%
3M US L - 3 Month USD LIBOR as of July 31, 2023 was 5.63%
1M SONIA IR - 1 Month SONIA as of July 31, 2023 was 4.93%
3M SONIA IR - 3 Month SONIA as of July 31, 2023 was 4.63%
1M BBSW - 1 Month BBSW as of July 31, 2023 was 4.10%
30D US SOFR - 30 Day US SOFR as of July 31, 2023 was 5.10%
12M US FED – 12 Month US FED as of July 31, 2023 was 4.63%

(a)	The maturity date for credit investments represents the expected maturity. Many of the instruments are callable through cash flows on the underlying securities or other call features. Expected maturity may be earlier than legal maturity.
(b)	Floating or variable rate security. The Reference Rate is described above. Interest rate shown reflects the rate in effect at July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	On July 31, 2023, all or a portion of these securities were pledged as collateral for reverse repurchase agreements in the amount of $58,358,117.
(d)	Interest only security.
(e)	Securities not registered under the Securities Act of 1933, as amended (the "Securities Act"). These securities generally involve certain transfer restrictions and may be sold in the ordinary course of business in transactions exempt from registration. As of July 31, 2023, the aggregate market value of those securities was $98,003,032, representing 69.31% of net assets.
(f)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2023.
(g)	This security has been classified as level 3 in accordance with ASC 820 as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(h)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(i)	Securities have associated unfunded commitments of $1,394,104 and $174,230 to Reach Financial LLC and Southern Auto Finance Company LLC, respectively.
(j)	Security was in default as of July 31, 2023, and is therefore non-income producing.
(k)	Perpetual maturity.
(l)	Includes cash being held as collateral for derivatives and reverse repurchase agreements.

DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (OVER THE COUNTER)(a)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at July 31, 2023(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
The Markit CDX NA BB S15 11/64 OTC	Morgan Stanley	5.00%	USD	11/18/64	13.16%	2,000,000	$(700,000)	$820,000	$120,000
The Markit CDX High Yield Series 33 Index Tranche 15-25	Morgan Stanley	5.00%	USD	12/20/24	4.41%	10,000,000	75,998	491,250	567,248
The Markit CDX High Yield Series 37 Index Tranche 15-25	Morgan Stanley	5.00%	USD	12/20/26	3.42%	1,000,000	45,596	158,540	204,136
							$(578,406)	$1,469,790	$891,384

Credit default swaps pay quarterly.

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate	Clearing House	Floating Rate	Expiration Date	Notional Amount	Currency	Fixed Rate	Fair Value and Unrealized Appreciation/(Depreciation)
Receive	LCH Ltd.	SOFRRATE	02/23/2027	300,000	USD	1.65%	$25,297
Receive	LCH Ltd.	SOFRRATE	02/19/2030	2,390,000	USD	3.59%	33,592
Receive	LCH Ltd.	SOFRRATE	02/16/2028	26,520,000	USD	3.79%	270,663
Receive	LCH Ltd.	SOFRRATE	02/27/2025	3,500,000	EUR	3.54%	17,359
Receive	LCH Ltd.	SOFRRATE	06/21/2028	7,786,000	USD	3.21%	269,777
							$616,688

FUTURES CONTRACTS - LONG (CENTRALLY CLEARED)

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount	Fair Value and Unrealized Appreciation/ (Depreciation)
2-Yr U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Long	1	September 2023	$203,031	$(2,541)
					$203,031	$(2,541)

FUTURES CONTRACTS - SHORT (CENTRALLY CLEARED)

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount	Fair Value and Unrealized Appreciation/ (Depreciation)
10-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	11	September 2023	$(1,225,469)	$23,626
US 5YR NOTE	Wells Fargo Securities, LLC	Short	85	September 2023	(9,079,727)	90,778
AUD/USD CURRENCY	Wells Fargo Securities, LLC	Short	26	September 2023	(1,749,540)	16,950
EURO BOBL	Wells Fargo Securities, LLC	Short	3	September 2023	(382,265)	3,048
EURO/USD CURRENCY	Wells Fargo Securities, LLC	Short	110	September 2023	(15,158,687)	(237,234)
GBP/USD CURRENCY	Wells Fargo Securities, LLC	Short	173	September 2023	(13,884,331)	(208,507)
LONG GILT	Wells Fargo Securities, LLC	Short	1	September 2023	(123,368)	(1,141)
					(41,603,387)	(312,480)

See Notes to Quarterly Consolidated Schedule of Investments.

1WS CREDIT INCOME FUND

NOTES TO QUARTERLY CONSOLIDATED SCHEDULE OF INVESTMENTS

JULY 31, 2023 (Unaudited)

NOTE 1. ORGANIZATION

1WS Credit Income Fund (“1WS Credit” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (‘‘Shares’’). 1WS Credit operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, has adopted a policy to make quarterly repurchase offers at a price equal to net asset value (‘‘NAV’’) per Share of at least 5% of outstanding Shares.

1WS Credit’s investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. 1WS Credit will seek to achieve its investment objective by investing primarily in a wide array of structured credit and securitized debt instruments. There can be no assurance that the Fund’s investment objective will be achieved.

1WS Credit was organized as a Delaware statutory trust on July 20, 2018 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. 1WS Credit had no operations from that date to March 4, 2019, commencement of operations, other than those related to organizational matters and the registration of its Shares under applicable securities laws. 1WS Credit wholly owns and consolidates 1WSCI Sub I, LLC (the “Cayman Islands SPV”), an exempted company incorporated in the Cayman Islands on February 22, 2019. The Cayman Islands SPV is an investment vehicle formed to make certain investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the Cayman Islands SPV pursuant to a limited liability agreement dated March 1, 2019. Where context requires, the “Fund” includes both the Fund and the Cayman Island SPV.

1WS Capital Advisors, LLC (the ‘‘Adviser’’ or ‘‘1WS’’) serves as the investment adviser of the Fund. 1WS is a Delaware limited liability company that is registered as an investment adviser with the Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Advisers Act of 1940 (the ‘‘Advisers Act’’). The Adviser is controlled by its managing member, One William Street Capital Management, L.P. (‘‘OWS’’), which is also registered with the SEC as an investment adviser. The Fund’s portfolio manager and other personnel of the Adviser have substantial experience in managing investments and investment funds, including funds which have investment programs similar to that of the Fund.

The Fund currently offers Institutional (“Class I”) Shares and Brokerage Class ("Class A-2") Shares (collectively, the "Share Classes"). Both Share Classes of the Fund are being offered on a continuous basis at the NAV per Share calculated each day. Class A-2 Shares are offered subject to a maximum sales charge of 3.00% of their offering price and an asset-based distribution/shareholder servicing fee not to exceed 0.75% of its net assets and Class I shares are not subject to any sales load or asset-based distribution fee. Class A-2 Shares purchased without a sales charge may be subject to a 1.50% contingent deferred sales charge ("CDSC"). The Fund received exemptive relief from the SEC to issue multiple classes of Shares and to impose asset-based distribution fees as applicable. Class I and Class A-2 shares commenced operations on March 4, 2019 and May 1, 2021, respectively.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific service and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The accompanying consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States dollars, unless disclosed otherwise. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance for investment companies under Financial Accounting Standards Board’s (‘’FASB’’) Accounting Standards Codification (‘’ASC’’) 946, Financial Services-Investment Companies, including accounting for investments at fair value.

The preparation of these consolidated schedule of investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated schedule and accompanying notes. The Adviser believes that the estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from such estimates and the differences could be material.

Consolidation:

1WS Credit consolidates its investment in the Cayman Islands SPV because 1WS Credit is the sole shareholder of this entity. In accordance with ASC 810, Consolidation, the accompanying consolidated financial statements include the Cayman Islands SPV’s assets and liabilities and results of operations. All investments held by the Cayman Islands SPV are disclosed in the Consolidated Schedule of Investments. All intercompany accounts and transactions have been eliminated upon consolidation.

Investment Transactions:

Investment transactions are accounted for on a trade-date basis for financial reporting purposes and amounts payable or receivable for trades not settled at the time of year end are reflected as liabilities and assets, respectively. Interest is recorded on an accrual basis. Realized gains and losses on investment transactions reflected in the consolidated statement of operations are recorded on a first-in, first-out basis.

Premiums on fixed-income securities and discounts on non-distressed fixed-income securities are amortized and recorded within interest income in the consolidated statement of operations.

The Fund may enter into derivative contracts for hedging purposes or to gain synthetic exposures to certain investments (“Derivatives”). Derivatives are financial instruments whose values are based on an underlying asset, index, or reference rate and include futures, swaps, swaptions, options, or other financial instruments with similar characteristics.

The Board of Trustees (the “Board”) has adopted valuation policies and procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Adviser, the Fund’s "Valuation Designee" (as such term is defined in Rule 2a-5 of the 1940 Act).

Fund Valuation: Class I and Class A-2 Shares are offered at NAV. The NAV per share of each class is determined daily. The Fund’s NAV per share is calculated by subtracting liabilities (including accrued expenses and indebtedness) from the total assets of the Fund (the value of the investments plus cash or other assets, including interest accrued but not yet received). The Fund’s NAV is then allocated pro-rata between the share classes, adjusting for share class specific liabilities. The NAV of each share class is then divided by the total number of Shares outstanding of each share class at each day's end.

NOTE 3. PORTFOLIO VALUATION

ASC 820 Fair Value Measurement defines fair value as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing the use of the most observable input when available.

Valuation inputs broadly refer to the assumptions market participants would use in pricing the asset or liability, including assumptions about risk. ASC 820 distinguishes between: (i) observable inputs, which are based on market data obtained from parties independent of the reporting entity, and (ii) unobservable inputs, which reflect the Adviser’s own assumptions about the judgments market participants would use. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. When a valuation uses multiple inputs from varying levels of the fair value hierarchy, the hierarchy level is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1—	Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2—	Inputs (other than quoted prices included in Level 1) that are observable, either directly or indirectly.

Level 3—	Inputs that are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the asset or liability. This includes situations where there is little, if any, market activity for the asset or liability.

Generally, the Fund expects to be able to obtain pricing from independent third-party sources on many of its investments. However, in certain circumstances where such inputs are difficult or impractical to obtain or such inputs are deemed unreliable, 1WS may fair value certain investments using internal manager marks. As of July 31, 2023, approximately 2.84% of the investments held by the Fund were valued using internal manager marks.

The following factors may be pertinent in determining fair value: security covenants, call protection provisions and information rights; cash flows, the nature and realizable value of any collateral; the debt instrument's ability to make payments; the principal markets and financial environment in which the debt instrument operates; publicly available financial ratios of peer companies; changes in interest rates for similar debt instruments; and enterprise values, among other relevant factors.

Determination of fair value involves subjective judgments and estimates not susceptible to substantiation by auditing procedures. Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of these investments may differ significantly from the values that would have been used had such market quotations existed for such investments, and any such differences could be material. Accordingly, under current accounting standards, the notes to the Fund’s consolidated financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on the Fund’s financial statements.

The following tables summarize the Fund’s financial instruments classified as assets and liabilities measured at fair value by level within the fair value hierarchy as of July 31, 2023:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$–	$54,234,879	$–	$54,234,879
Commercial Mortgage-Backed Securities	–	31,135,640	4,046,443	35,182,083
Asset-Backed Securities	–	60,576,869	8,139,397	68,716,266
Collateralized Loan Obligations	–	5,883,502	1,654,810	7,538,312
Preferred Stocks	564,475	–	–	564,475
Money Market Funds	25,421,416	–	–	25,421,416
Total	$25,985,891	$151,830,890	$13,840,650	$191,657,431
Derivative Instruments
Assets:
Credit Default Swap Contracts	$–	$891,384	$–	$891,384
Interest Rate Swap Contracts	–	616,688	–	616,688
Future Contracts	134,402	–	–	134,402
Liabilities:
Future Contracts	$(449,423)	–	–	(449,423)
Total	$(315,021)	$1,508,072	$–	$1,193,051

There were no changes in valuation technique.

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the period ended July 31, 2023 of the Fund’s Level 3 portfolio investments:

1WS Credit Income Fund	Asset-Backed Securities	Collateralized Loan Obligations	Commercial Mortgage-Backed Securities	Total
Balance as of October 31, 2022	$13,439,219	$4,418,860	$2,000,000	$19,858,079
Accrued discount/premium	(1,533,488)	95,580	-	(1,437,908)
Realized Gain/(Loss)	(1,041,013)	(1,110,225)	-	(2,151,238)
Change in Unrealized Appreciation/(Depreciation)	(961,243)	634,892	45,455	(280,896)
Purchases	2,004,313	154,905	2,000,988	4,160,206
Sales Proceeds	(3,768,391)	(2,539,202)	-	(6,307,593)
Transfer into Level 3	-	-	-	-
Transfer out of Level 3	-	-	-	-
Balance as of July 31, 2023	$8,139,397	$1,654,810	$4,046,443	$13,840,650
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2023	$(1,891,829)	$165,653	$45,455	(1,680,721)

The following table presents additional information about the valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2023:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Asset Backed Securities	6,743,819	Broker Pricing	Indicative Quotes	$10-$61,708(1)
Asset Backed Securities	1,395,578	Internal Model	Loss Severity analysis	$100(2)
Collateralized Loan Obligations	1,654,810	Broker Pricing	Indicative Quotes	$31 - $65
Commercial Mortgage-Backed Securities	4,046,443	Internal Model	Loss Severity analysis	$100(3)

(1)	Input is based on the total market value of the outstanding loan, of which the Fund owns 0.38% - 9.87%
(2)	Input is due to immaterial delinquencies on the underlying collateral.
(3)	Inputs are based on yields ranging from 11.79% - 13.96%

RISK DISCLOSURES

Holdings contained herein are subject to change.

Prior to investing, Investors should carefully consider the investment objectives, risks, charges and expenses of 1WS Credit Income Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (833) 834-4923 or visiting www.1wscapital.com. The prospectus should be read carefully before investing. Investing in the Fund may be considered speculative and involves a high degree of risk, including the risk of possible substantial loss of your investment.

1WS Credit Income Fund is distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with 1WS Capital Advisors, LLC or One William Street Capital Management, L.P.